APPENDIX 1                    UNITED STATES             ------------------------
                   SECURITIES AND EXCHANGE COMMISSION         OMB APPROVAL
                         Washington, D.C. 20549         ------------------------
                                                        OMB Number: 3235-0456
                                                        Expires: August 31, 2000
                                                        Estimated average burden
                                                        hours per response.....1
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                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.

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1.       Name and address of issuer:
         State Street Institutional Investment Trust
         225 Franklin St.
         Boston, MA 02110
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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

         State Street Equity 500 Index Fund, Class A

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3.       Investment Company Act File Number: 811-9819

         Securities Act File Number: 333-30810

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4(a).    Last day of fiscal year for which this Form is filed:

         12/31/01

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4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


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Note: If the Form is being filed late, interest must be paid on the registration fee due.


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4(c).[ ] Check box if this is the last time the issuer will be filing this Form.



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SEC 2393 (9-97)

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5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
            during the fiscal year pursuant to
            section 24(f):                                          $185,812,923

     (ii)   Aggregate price of securities redeemed
            or repurchased during the fiscal year:     $7,402,675

     (iii)  Aggregate price of securities redeemed
            or repurchased during any prior fiscal
            year ending no earlier than October 11,
            1995 that were not previously used to
            reduce registration fees payable to the
            Commission:                                $        0

     (iv)   Total available redemption credits [add
            Items 5(ii) and 5(iii):                                -$  7,402,675

     (v)    Net sales -- if Item 5(i) is greater than
            Item 5(iv) [subtract Item 5(iv) from
            Item 5(i)]:                                             $178,410,248

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     (vi)   Redemption credits available for use in      $(     0)
            future years -- if Item 5(i) is less than    --------
            Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
    --------------------------------------------------------------

     (vii)  Multiplier for determining registration                  x   .000092
            fee (See Instruction C.9):

     (viii) Registration fee due [multiply Item 5(v)
            by Item 5(vii)] (enter "0" if no fee is due):            =$16,413.74
                                                                      ==========

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
     of securities (number of shares or other units) deducted here:    0   . If
     there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
     years, then state that number here:    0   .

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7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                   +$          0

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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                   =$  16,413.74
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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


     Method of Delivery:

               [X] Wire Transfer
               [ ] Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* William Cox
                          ------------------------------------------
                          Vice President
                          ------------------------------------------

Date March 18, 2002
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  *Please print the name and title of the signing officer below the signature.